Income Taxes - Reconciliation Between the Effective Tax Rate on Income from Continuing Operations and the Statutory Tax Rate (Detail)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statutory federal income tax rate		21.00%	21.00%
Tax credits		1.00%	2.20%
Stock-based compensation			(0.10%)
Convertible Notes interest limitation		(1.60%)
Fair value adjustment		2.50%
Change in valuation allowance		(22.80%)	(22.30%)
Other		(0.10%)	(0.80%)
Effective tax rate		0.00%	0.00%
Holicity Inc.
Statutory federal income tax rate	21.00%
Non-deductible change in fair value of warrant liabilities	(17.00%)
Non-deductible warrant offering costs	(2.10%)
Change in valuation allowance	(1.90%)